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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21635

                        Mount Yale Opportunity Fund, LLC
               (Exact name of registrant as specified in charter)

8000 Norman Center Drive, Suite 630, Minneapolis, MN                     55437
      (Address of principal executive offices)                        (Zip code)

     Mount Yale Asset Management, LLC, 8000 Norman Center Drive, Suite 630,
                              Minneapolis, MN 55437
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (952) 897-5390

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

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ITEM 1. SCHEDULE OF INVESTMENTS

                        MOUNT YALE OPPORTUNITY FUND, LLC

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                                          % OF       INITIAL
                                                                        MEMBERS'   ACQUISITION
                                               COST      MARKET VALUE    CAPITAL       DATE      LIQUIDITY
                                             ---------   ------------   --------   -----------   ---------
INVESTMENTS IN PORTFOLIO FUNDS(1)
   SEPARATELY MANAGED ACCOUNTS
      thinkorswim, Inc.                       $204,366     $207,648      100.43%     08/03/04      Daily
         TOTAL SEPARATELY MANAGED ACCOUNTS     204,366      207,648      100.43
                                              --------     --------      ------
   TOTAL INVESTMENTS IN PORTFOLIO FUNDS        204,366      207,648      100.43
                                              --------     --------      ------
SHORT-TERM INVESTMENTS
   UMB BANK, N.A., MONEY MARKET FIDUCIARY           19           19        0.01
                                              --------     --------      ------
   TOTAL INVESTMENTS IN PORTFOLIO FUNDS
      AND SHORT-TERM INVESTMENTS              $204,385      207,667      100.44
                                              ========     ========      ======
   LIABILITIES LESS OTHER ASSETS                               (904)      (0.44)
                                                           --------      ------
   MEMBERS' CAPITAL                                        $206,763      100.00%
                                                           ========      ======

(1)  Not income producing.

ITEM 2. CONTROLS AND PROCEDURES.

(a) In connection with the preparation and review of this filing, the Principal Executive Officer and Principal Financial Officer evaluated as of a date within 90 days prior to this filing Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) and concluded that they did not adequately ensure that the Registrant's investments were accurately reflected in their individual capacities as opposed to their collective capacity in the records of the Registrant's administrator. This control weakness is in the process of being remedied and Registrant will file an amended Form N-Q with updated information as soon as reasonably practicable. Information contained in this filing is that which was contained in the Administrator's records.

(b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. Registrant intends to make certain changes in its internal controls to ensure required information is promptly and accurately recorded, summarized and reported.

ITEM 3. EXHIBITS

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mount Yale Opportunity Fund, LLC


By (Signature and Title) /s/ John L. Sabre
                         -------------------------------------------------------
                         John L. Sabre               Principal Executive Officer

Date November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ John L. Sabre
                         -------------------------------------------------------
                         John L. Sabre               Principal Executive Officer

Date November 29, 2005


By (Signature and Title) /s/ Michael J. Sabre
                         -------------------------------------------------------
                         Michael J. Sabre            Principal Financial Officer

Date November 29, 2005